Investment In Associate - Additional Information (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statements [Line Items]
Capital commitments	₽ 0	₽ 0
Litres Holdings Limited [Member]
Statements [Line Items]
Proportion of ownership interest in associate	42.27%	42.27%